Revenues and Construction Contracts - Summary of Revenues and Costs Related to Construction Contracts in Progress (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Revenue from construction contracts included in consolidated net sales, accumulated	$ 5,508
Costs incurred in construction contracts included in consolidated cost of sales, accumulated	(4,840)
Construction contracts gross operating profit (loss), accumulated	668
Revenue from construction contracts included in consolidated net sales	992	$ 1,033	$ 994
Costs incurred in construction contracts included in consolidated cost of sales	(1,205)	(1,133)	(919)
Construction contracts gross operating profit (loss)	$ (213)	$ (100)	$ 75